Document And Entity Information	Apr. 27, 2021
Document Information [Line Items]
Entity, Registrant Name	Kimco Realty Corporation
Document, Type	8-K
Document, Period End Date	Apr. 27, 2021
Entity, Incorporation, State or Country Code	MD
Entity, File Number	1-10899
Entity, Tax Identification Number	13-2744380
Entity, Address, Address Line One	500 N. Broadway
Entity, Address, City or Town	Jericho
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	11753
City Area Code	516
Local Phone Number	869-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000879101
CommonStockParValue01PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	KIM
Security Exchange Name	NYSE
DepositarySharesEachRepresentingOnethousandthOfAShareOf5125ClassLCumulativeRedeemablePreferredStock100ParValuePerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing one-thousandth of a share of 5.125% Class L Cumulative Redeemable, Preferred Stock, $1.00 par value per share.
Trading Symbol	KIMprL
Security Exchange Name	NYSE
DepositarySharesEachRepresentingOnethousandthOfAShareOf5250ClassMCumulativeRedeemablePreferredStock100ParValuePerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing one-thousandth of a share of 5.250% Class M Cumulative Redeemable, Preferred Stock, $1.00 par value per share.
Trading Symbol	KIMprM
Security Exchange Name	NYSE